Note 16 - Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2020
Current prepayments and current accrued income [abstract]
Note 16 - Receivables and Prepayments, Net

16        Receivables and prepayments, net

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Prepaid expenses and other receivables	26,457	30,579
Government entities	3,075	1,867
Employee advances and loans	4,672	8,189
Advances to suppliers and other advances	14,661	17,180
Government tax refunds on exports	2,723	670
Receivables from related parties	16,217	19,837
Miscellaneous	13,961	31,145
	81,766	109,467
Allowance for other doubtful accounts, see note 24 (i)	(3,917)	(4,892)
	77,849	104,575